Investment Strategy - Procure Space ETF®	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Objective
Strategy Narrative [Text Block]
Principal Investment Objective
The Fund invests, under normal circumstances, at least 80% of its net assets in companies of the Underlying Index that receive at least 50% of their revenues or profits from space-related businesses, as described below. This policy is “non-fundamental,” which means that it may be changed without the majority of the Fund’s outstanding shares as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will provide at least 60 days’ prior written notice of any changes in such non-fundamental policy.
Principal Investment Strategy
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correlate to the performance, before the Fund’s fees and expenses, of the Underlying Index which tracks a portfolio of companies engaged in space-related businesses, including those companies utilizing satellite technology. The Fund will provide shareholders with at least 60 days’ written notice prior to any material change in this Fund’s investment strategy.
The Board of Trustees (the “Board”) of the Trust may change the Fund’s investment strategy, index provider or other policies without shareholder approval. Also, in certain circumstances, it may not be possible or practicable to purchase all of the component securities that make up the Underlying Index. In those circumstances, the Fund may purchase a sample of the component securities in the
Underlying Index in proportions expected by ProcureAM LLC (the “Advisor”) to deliver the performance of the Underlying Index. There may also be instances when the Advisor may choose to overweight another component security in the Underlying Index or purchase (or sell) securities not in the Underlying Index, which the Advisor believes are an appropriate substitute for one or more Underlying Index components in seeking to accurately track the Underlying Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Underlying Index, or (ii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Underlying Index. In addition, from time to time, securities are added to or removed from the Underlying Index. The Fund may sell securities that are represented in the Underlying Index or purchase securities that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index pursuant to scheduled reconstitutions and rebalancing of the Underlying Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of December 31, 2025, the Index was concentrated in the securities of companies that utilize satellite technology, which represent a significant portion of the Underlying Index. The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
The Underlying Index
The Fund has licensed as its Underlying Index the S-Network Space Index, an equity securities index created and developed by the Index Provider, a developer and publisher of custom and proprietary indexes. The Index Provider is independent of, and not affiliated with, either the Fund or the Advisor. The Underlying Index is designed to serve as an equity benchmark for a globally traded portfolio of companies that are engaged in space-related business, such as those utilizing satellite technology. The component companies of the Underlying Index are small-capitalization, medium-capitalization, and large-capitalization equity securities listed on recognized global stock exchanges. As of January 30, 2026, the Underlying Index is focused on U.S. companies, which account for approximately 72.9% of its index components. The Underlying Index is a modified capitalization-weighted, free float- and space revenue percentage-adjusted equity index that is created and maintained according to a rules-based methodology and a predetermined selection process.
Although there is no legal definition of “space,” a commonly accepted definition is that the edge of space begins at the Kármán line, which is 100 kilometers (62 miles) above the Earth’s surface. This is approximately the point where there is not enough air to provide lift to a winged vehicle. This definition is supported by the Fédération Aéronautique Internationale (an international aeronautics and astronautics standards-setting body), as well as many other organizations.
The Index Provider considers a company to be in a “space-related business” if its product(s) or service(s) either have as their essential purpose — or are entirely dependent upon — “space-based functions.” Space-based functions include any kind of function carried out by hardware, software, or humans physically located in space. The revenue produced by space-related business is referred to as “space-related revenues.”
Examples of current space-related businesses (or “Space Industry Segments”) include satellite-based telecommunications; transmission of television and radio content via satellite; rocket and satellite manufacturing, deployment, operation, and maintenance; manufacturing of ground equipment that is used with satellite systems; space technology and hardware; and space-based imagery and intelligence services.
In the case of companies that make products that go into space (such as launch vehicles), or companies that operate or maintain systems used in space (such as satellites), the space-related nature of the business is clear. In the case of companies whose products and services are used wholly on Earth, space must play an essential role in the business. For example, a company that manufactures GPS navigation systems as its primary business is wholly dependent upon those products’ GPS satellite connectivity and therefore is engaged in a space-related business. By contrast, an automaker that incorporates a GPS navigation system into its automobiles is not considered to be engaged in a space-related business because the GPS system is not essential to the operation of the automobile and accounts for a negligible part of the selling price.
In addition to companies exclusively focused on space, the Underlying Index includes certain companies whose products and services span both space-related and other types of businesses. An example of such a company would be a defense contractor that manufactures systems and hardware involving space but does not derive a sufficient percentage of its revenues from space to qualify as a non-diversified space company. Another example would be a company that transmits television or radio content both via satellite and via terrestrial wired or wireless services; its space-related revenue is considered to be only that which is derived from customers who subscribe to content delivery via satellite.
The Index Provider believes that in the future, additional companies engaged in other space-related businesses will emerge. These businesses would include space colonization/infrastructure; space resource exploration/extraction; space-based military/defense systems; space tourism, including transportation and hospitality; and space technologies that enable the space economy.
The Underlying Index Security Selection and Weighting Process
Each candidate for inclusion as a component of the Underlying Index must first meet all of the following eligibility criteria: (a) listing on a national stock exchange in any geographic region, (b) being engaged in one or more of the Space Industry Segments, and (c) having a three-month average daily trading volume of at least USD 1,000,000 on each Underlying Index semi-annual reconstitution snapshot date, which is the last trading day of the month prior to a reconstitution date. If a company’s stock has been trading for less than three calendar months, but more than 22 trading days, the company’s average daily trading volume for its entire trading history shall be used to calculate turnover eligibility.
The Index Provider’s assessment of whether a company is engaged in one or more of the Space Industry Segments (per the criteria listed above) is based on mention of space-related business in the company’s annual filings. In addition, a company’s space-related revenue must constitute either (a) a minimum of 20% of the company’s total annual revenue, or (b) more than $500 million in annual revenue. In all cases, space-related revenues are determined through review by the Index Provider of the company’s regulatory filings and investor-focused materials, including quarterly earnings announcements and analyst presentations, as well as other reliable data sources. Space revenues are then divided by the company’s total revenues to determine its percentage of space-related revenues. Accordingly, the Underlying Index methodology considers the factual reporting of revenue statistics rather than more subjective factors to determine eligibility.
The screening process discussed above identifies candidate stocks according to their Global Industry Classification Standard (“GICS”) sub-industry, and then reviews them to ensure that such companies meet at least one of the following additional criteria for inclusion as a component of the Underlying Index:
•the company was a “prime manufacturer” (i.e., the contractor responsible for managing subcontractors and delivering the product to the customer) for a satellite in the past five years;
•the company was a “prime manufacturer” or operator of a launch vehicle in the past five years;
•the company currently operates or utilizes satellites;
•the company manufactures space vehicle components (for satellites, launch vehicles, or other spacecraft); or
•the company manufactures ground equipment dependent upon satellite systems.
The companies thus chosen for inclusion in the Underlying Index are separated into two tranches:
    The first tranche (“Non-diversified Tranche”) comprises “non-diversified” companies that derive at least 50% (but typically 100%) of their total annual revenues from space-related business. Companies included in the Non-diversified Tranche are accorded an aggregate weight of 80% of the total Underlying Index weight (100%).
    The second tranche (“Diversified Tranche”) comprises companies in which space-related business plays a significant role in the generation of revenues but produces less than 50% of total annual revenues. Companies included in the Diversified Tranche are accorded an aggregate weight of 20% of the total Underlying Index weight (100%).
Each stock’s weight within its respective tranche is determined by its “Modified Market Capitalization,” which is a company’s full market capitalization that has been mathematically modified by one or more factors for the purpose of weighting in an index. Modified Market Capitalization for companies eligible for inclusion in the Underlying Index is determined by multiplying a) the company’s full market capitalization by b) the company’s “Float Factor” by c) the percentage of total revenues the company derives from space. A company’s Modified Market Capitalization is a percentage of a company’s total market capitalization ranging from 0% to 100%.
The Float Factor is the percentage of the company’s shares outstanding that are unencumbered from trading freely on the open market. It is determined by deducting shares that are a) restricted from sale to the public, b) held by a governmental entity, c) held by company insiders in size that requires reporting to the SEC or a similar international regulatory body (>5%) and/or d) held by investors in size subject to reporting to the SEC or a similar international regulatory body (>5%) from the company’s total shares outstanding. The resulting percentage is the company’s Float Factor.
Next, the Non-diversified Tranche of the Underlying Index is given 80% of the weight of the Underlying Index and the Diversified Tranche is given 20% of the weight. The within-tranche weights for the Non-diversified Tranche are capped at 6%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. The within-tranche company weights for the Diversified Tranche are capped at 12%, with the excess weight redistributed proportionally to the remaining constituents within the same tranche. The final index weight of each component stock will then be the product of its within-tranche weight and the overall weight assigned to that stock’s tranche (the tranche weight). Accordingly, the maximum weight of any constituent in the Non-diversified Tranche will be 4.8% (6% X 80%) and the maximum weight of any constituent in the Diversified Tranche will be 2.4% (12% X 20%).
Capping is applied separately to each of the tranches. The following steps are taken to weight the constituents in the Underlying Index:
Step 1. Multiply each selected company’s full market capitalization by its Float Factor.
Step 2. Multiply each selected company’s float market capitalization derived in Step 1 by its space-related revenue percentage.
Step 3. The combination of Steps 1 & 2 above results in the company’s Modified Market Capitalization, which is used to weight the companies included in the Non-diversified and Diversified tranches. Each tranche is weighted separately.
Step 4. Capping procedures are then applied to each tranche separately. The capping procedure is implemented by identifying those companies whose uncapped weights are in excess of the desired cap weight. The weights of these companies are then set at the cap weight, and the weight over the cap weight is then redistributed across the remaining stocks in the exact proportion of the original weights of those stocks. Capping is applied separately to each of the tranches.
Step 5. The weights derived in Step 4 are modified by the respective tranche weights (80% for the non-diversified tranche and 20% for the diversified tranche) to determine each stock’s final Underlying Index weight.
Although there is no stated maximum or minimum number of Underlying Index components required for inclusion in the Underlying Index, the Index Provider intends to conform to RIC diversification requirements as defined in Sub-Chapter M of the IRS code and, therefore, will maintain at least 22 component securities in the Underlying Index, nor will any stock have a weight greater than 25% of the total Underlying Index, and the combined weight of all stocks with weights greater than 5% will be less than 50%.
The Underlying Index is reconstituted semi-annually by the Index Committee of the Index Provider in accordance with a rules-based process. Companies that are components of the Underlying Index will be screened periodically, and any company that no longer meets the eligibility criteria described above will be removed from the Underlying Index. Also, a candidate list of all identifiable companies engaged in the Space Industry Segments will be screened and companies will be added to the Underlying Index if they satisfy the screening criteria. Finally, the Underlying Index is rebalanced each quarter to reflect changes of more than 5% in the number of float-adjusted shares.
If a recent initial public offering (“IPO”) with a float-adjusted market capitalization greater than 100 million USD as of its launch began trading too recently for consideration in the most recent reconstitution of the Underlying Index, it shall become eligible for immediate inclusion upon reaching 22 consecutive trading days and meeting the above criteria for inclusion in the Index.
As of January 30, 2026, the Underlying Index contained 49 constituents composed of small-, medium-, and large-capitalization companies. The inception date of the Underlying Index (when live calculation of the index values began) was May 7, 2018.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Underlying Index is so concentrated. As of December 31, 2025, the Index was concentrated in the securities of companies that utilize satellite technology, which represent a significant portion of the Underlying Index.